Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Deficit [Abstract]
Par value of Series A preferred stock issued	$ 510,062	$ 489,938
Additional paid-in-capital	974,648	1,666,000
Derivative warrant liabilities	113,153	111,777
Derivative preferred stock conversion feature	1,647,910	872,688
Derivative Warrants issued to placement agent as offering costs	248,655	79,615
Offering costs paid in cash	586,072	699,482
Total	$ 4,080,500	$ 3,919,500